Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of General and Administrative Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Schedule of General and Administrative Expenses [Abstract]
Salaries and related compensation	€ 1,797	€ 2,151	€ 1,505
Professional services	2,306	2,367	2,785
Other	1,180	1,337	1,334
Total general and administrative expenses	€ 5,283	€ 5,855	€ 5,624

[1]	Reclassified due to discontinued operation - see Note 23.